Description of Business and Summary of Significant Accounting Policies - Summary of Accrued Discounts, Returns and Allowances (Detail) (Sales Allowances [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Sales Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of year	$ 7,179	$ 4,347	$ 2,540
Provision	39,171	29,400	17,916
Utilization	(37,085)	(26,568)	(16,109)
Balance, end of year	$ 9,265	$ 7,179	$ 4,347